Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	EPWK HOLDINGS LTD.
Entity Central Index Key	0001900720
Entity File Number	001-42501
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(g) Security	Class A ordinary shares
Trading Symbol	EPWKF
Entity Address, Address Line One	Building #2, District A, No. 359 Chengyi Rd.
Entity Address, Address Line Two	The third phase of Xiamen Software Park
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361021
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,263,994
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,555,948
Business Contact
Document Information [Line Items]
Contact Personnel Name	Guohua Huang
Contact Personnel Email Address	huangguohua@epwk.com
Entity Address, Address Line One	Building #2, District A, No. 359 Chengyi Rd.
Entity Address, Address Line Two	The third phase of Xiamen Software Park
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361021
City Area Code	+86
Local Phone Number	400-6999467